Other Non-Current Financial Assets	12 Months Ended
Dec. 31, 2021
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Other Non-Current Financial Assets
23. Other
non-current
financial assets
The following table provides a breakdown for other
non-current
financial assets:

(Euro thousands)	At December 31,
	2021	2020
Guarantee deposits	29,399	27,379
Investment held in Elah Dufour S.p.A.	—	17,119
Financial loans to related parties	2,219	—
Financial loans to Tom Ford	1,497	1,198
Other	2,257	3,567

Total other non-current financial assets	35,372	49,263
The investment of 10% previously held in Elah Dufour S.p.A. was part of the Disposition in 2021.
Financial loans to related parties consists of a loan to a company beneficially owned by a Zegna director’s family member in December 2021 for a principal amount of Euro
2.2
 million in order to acquire Zegna shares in December 2021.

Financial loans to Tom Ford (in which the Group holds a 15% interest) at December 31, 2020 mainly related to a loan for a principal amount of USD 45 million provided by the Group in multiple tranches between 2012 and 2014, bearing annual interest between 3% and 4%. The full amount of the loan was repaid by Tom Ford upon its maturity in February 2020, amounting to USD 45 million plus accrued interest. The amount outstanding at December 31, 2021 relates to a loan with a principal amount of Euro 1.2 million due in 2023.
Other
non-current
financial assets primarily related to investments in other companies, which are measured at fair value at December 31, 2021.